Purchased Patents (Tables)	9 Months Ended
Sep. 30, 2012
Purchased Patents
Schedule of gross carrying amount and related accumulated amortization of the patents

		December 31, 2010		December 31, 2011		September 30, 2012
	Weighted- Average Life	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
						(unaudited)
		(in thousands)
Purchased patents	10.0	$2,292	$1,150	$2,292	$1,380	$2,292	$1,552